Consolidated Statements of Financial Condition - USD ($) $ in Thousands		Sep. 30, 2020	Sep. 30, 2019
ASSETS
Cash and cash equivalents		$ 1,702,977	$ 419,158
Available-for-sale securities, at fair value		2,249,492	1,485,742
Held-to-maturity securities, at amortized cost		705,838	1,443,480
Loans receivable, net of allowance for loan losses of $166,955 and $131,534	[1]	12,792,317	11,930,575
Interest receivable		53,799	48,857
Premises and equipment, net		252,805	274,015
Real estate owned		4,966	6,781
FHLB & FRB stock		141,990	123,990
Bank owned life insurance		227,749	222,076
Intangible assets, including goodwill of $302,707 and $301,368		309,906	309,247
Federal and state income tax assets, net		5,708	0
Other assets		346,508	210,989
Total assets		18,794,055	16,474,910
Customer accounts
Transaction deposit accounts		9,806,432	7,083,801
Time deposit accounts		3,973,192	4,906,963
Customer accounts		13,779,624	11,990,764
FHLB advances		2,700,000	2,250,000
Advance payments by borrowers for taxes and insurance		49,462	57,830
Federal and state income tax liabilities, net		0	5,104
Accrued expenses and other liabilities		250,836	138,217
Total liabilities		16,779,922	14,441,915
Commitments and contingencies
Shareholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 135,727,237 and 135,539,806 shares issued; 75,689,364 and 78,841,463 shares outstanding		135,727	135,540
Paid-in capital		1,678,843	1,672,417
Accumulated other comprehensive income (loss), net of taxes		16,953	15,292
Treasury stock, at cost; 60,037,873 and 56,698,343 shares		(1,238,296)	(1,126,163)
Retained earnings		1,420,906	1,335,909
Total stockholders’ equity		2,014,133	2,032,995
Total liabilities and shareholders’ equity		$ 18,794,055	$ 16,474,910

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.